Segment Information - Schedule of Segment Reporting Information used by CODM (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Segment Reporting [Abstract]
Cash and marketable securities held in Trust Account	$ 419,552,466		$ 419,552,466		$ 0
Cash	1,135,562		1,135,562		0
General and administrative costs	1,234,544	$ 69	1,437,976	$ 51,910	$ 51,910
Income earned on cash and marketable securities held in Trust Account	$ 4,393,948	$ 0	$ 6,552,466	$ 0